June 25, 2007




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD WORLD FUNDS (THE TRUST)
     FILE NO.  2-17620


Commissioners:


Enclosed is the 104th Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this amendment is to add a new series to the Trust. The new series, which will offer Institutional, Institutional Plus, and ETF shares, is Vanguard Extended Duration Treasury Index Fund. The outside front cover of the Fund's prospectuses will include the pre-effective language required by Rule 481(b)(2).

Pursuant to the requirements of Rule 485(a)(2), we have designated an effective date of September 10, 2007 for this amendment. Within the next seventy-five
(75) days, Vanguard will also be submitting a Rule 485(b) filing which will include text addressing any SEC comments and an additional exhibit to the Trust's Registration Statement. Pursuant to Rule 485(d)(2), Vanguard will designate the same effective date for the Rule 485(b) filing, so it goes effective concurrently with this Rule 485(a) filing, on September 10, 2007.


If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.



Sincerely,

The Vanguard Group, Inc.



Judith Gaines

Associate Counsel

Securities Regulation, Legal Department



Enclosures



cc: Christian Sandoe, Esq.

  U.S. Securities and Exchange Commission